Property plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Costs other	$ (15,780)	$ (12,396)	$ (8,551)
Buildings And Facilities [Member]
Statement [Line Items]
Balance at beginning of period		100,737
Accumulated depreciation		(36,770)
Costs		137,507
Additions	6,455	6,728
Disposals	(12,488)	(12,847)
Currency translation adjustment	(1,907)	687
Transfers	828	(11,889)
Depreciation charge	(5,101)	(4,596)
Costs other	113,074	120,186
Accumulated depreciation other	(46,467)	(41,366)
Balance at end of period	66,607	78,820
Net book amount property plant equipment		100,737
Transfers to assets held for sale	0
Net book amount property plant equipment end of period	66,607	78,820
Others [Member]
Statement [Line Items]
Balance at beginning of period		9,642
Accumulated depreciation		(11,190)
Costs		20,832
Additions	3,064	2,846
Disposals	(911)	(438)
Currency translation adjustment	(830)	542
Transfers	(828)	457
Depreciation charge	(2,132)	(2,055)
Costs other	24,734	24,239
Accumulated depreciation other	(15,377)	(13,245)
Balance at end of period	9,357	10,994
Net book amount property plant equipment		9,642
Transfers to assets held for sale	0
Net book amount property plant equipment end of period	9,357	10,994
Aggregate Property Plant And Equipment [Member]
Statement [Line Items]
Balance at beginning of period		476,021
Accumulated depreciation		(134,838)
Costs		610,859
Additions	48,647	95,631
Disposals	(22,401)	(27,645)
Currency translation adjustment	(50,509)	24,546
Transfers	19,307	(9,556)
Depreciation charge	(22,531)	(18,224)
Costs other	686,075	693,835
Accumulated depreciation other	(175,593)	(153,062)
Balance at end of period	510,482	540,773
Net book amount property plant equipment		476,021
Transfers to assets held for sale	(2,804)
Net book amount property plant equipment end of period	510,482	540,773
Owner Occupied Farmland [Member]
Statement [Line Items]
Balance at beginning of period		348,983
Accumulated depreciation		(34,474)
Costs		383,457
Additions	24,024	77,434
Disposals	(8,517)	(12,799)
Currency translation adjustment	(44,338)	22,180
Transfers	19,350	490
Depreciation charge	(8,064)	(5,707)
Costs other	458,477	470,762
Accumulated depreciation other	(48,245)	(40,181)
Balance at end of period	410,232	430,581
Net book amount property plant equipment		348,983
Transfers to assets held for sale	(2,804)
Net book amount property plant equipment end of period	410,232	430,581
Bearer Plants [Member]
Statement [Line Items]
Balance at beginning of period		12,888
Accumulated depreciation		(17,291)
Costs		30,179
Additions	12,981	6,851
Disposals	(477)	1,557
Currency translation adjustment	(3,410)	1,144
Transfers	(67)	1,215
Depreciation charge	(5,525)	(4,172)
Costs other	46,859	37,832
Accumulated depreciation other	(26,988)	(21,463)
Balance at end of period	19,871	16,369
Net book amount property plant equipment		12,888
Transfers to assets held for sale	0
Net book amount property plant equipment end of period	19,871	16,369
Machinery And Equipment [Member]
Statement [Line Items]
Balance at beginning of period		3,771
Accumulated depreciation		(35,113)
Costs		38,884
Additions	2,123	1,772
Disposals	(8)	4
Currency translation adjustment	(24)	(7)
Transfers	24	171
Depreciation charge	(1,709)	(1,694)
Costs other	42,931
Accumulated depreciation other	(38,516)
Balance at end of period	4,415	4,009
Net book amount property plant equipment		$ 3,771
Transfers to assets held for sale	0
Net book amount property plant equipment end of period	$ 4,415